Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Future minimum lease payments under non-cancelable operating lease agreements
2013	$ 4,695
2014	1,939
2015	1,443
2016	1,119
2017	599
Total minimum payments required	9,795
Rent expense	8,518	8,221	7,787
Changes in the product warranty accrual
Balance at the beginning of the period	4,928	5,585	3,537
Accruals for warranties issued during the year	2,996	3,780	6,055
Settlements made during the year	(3,918)	(4,437)	(4,007)
Balance at the end of the period	$ 4,006	$ 4,928	$ 5,585